Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Provision for Income Taxes Reflects Effective Tax Rate
The provision for income taxes reflects an effective tax rate that differs from the combined federal and provincial statutory tax rate as follows:

	Year ended December 31
	2021	2020
Income (loss) before taxes	$414.0	$(771.7)
Combined statutory tax rate (1)	23.0%	24.0%
Computed income tax expense (recovery)	$95.2	$(185.2)
Increase (decrease) resulting from:
Share-based compensation	0.5	0.5
Non-taxable foreign exchange (gain) loss	(0.1)	(0.3)
Unrecognized deferred tax asset	(69.9)	178.2
Adjustments related to prior years	(27.1)	(0.9)
Tax rate reductions	—	7.6
Other	1.4	0.1

Deferred tax recovery	$—	$—

(1)
The tax rate represents the combined federal and provincial statutory tax rates for the Company and our subsidiaries for the years ended December 31, 2021 and December 31, 2020. Effective July 1, 2020, the Alberta corporate income tax rate was reduced from 10% to 8%. For 2021, the combined statutory rate of 23% represents the fully reduced Alberta rate of 8% being effective for the entire year.

Summary of Net Deferred Income Tax Liability
The net deferred income tax liability is comprised of the following:

	Balance January 1, 2021	Provision (Recovery) in Income	Balance December 31, 2021
Deferred tax liabilities (assets)
PP&E	$86.5	$67.0	$153.5
Leases	(10.1)	2.2	(7.9)
Risk Management	—	(0.5)	(0.5)
Decommissioning liability	(16.6)	(11.3)	(27.9)
Share-based compensation	(0.4)	(3.6)	(4.0)
Non-capital losses	(59.4)	(53.8)	(113.2)

Net deferred tax liability	$—	$—	$—

	Balance January 1, 2020	Provision (Recovery) in Income	Balance December 31, 2020
Deferred tax liabilities (assets)

PP&E	$282.5	$(196.0)	$86.5
Leases	(20.0)	9.9	(10.1)
Decommissioning liability	(24.6)	8.0	(16.6)
Share-based compensation	(0.2)	(0.2)	(0.4)
Non-capital losses	(237.7)	178.3	(59.4)

Net deferred tax liability	$—	$—	$—